Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,037
Transfers out of level 1 to level 2, Trading assets	24,302
Transfers to level 1 out of level 2, Trading liabilities	6,628
Transfers out of level 1 to level 2, Trading liabilities	332
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	318
Transfers out of level 1 to level 2, Trading assets	23,632
Transfers to level 1 out of level 2, Trading liabilities	87
Transfers out of level 1 to level 2, Trading liabilities	34
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	209
Transfers out of level 1 to level 2, Trading assets	650
Transfers to level 1 out of level 2, Trading liabilities	100
Transfers out of level 1 to level 2, Trading liabilities	226
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,510
Transfers out of level 1 to level 2, Trading assets	20
Transfers to level 1 out of level 2, Trading liabilities	6,441
Transfers out of level 1 to level 2, Trading liabilities	72
Bank
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,037
Transfers out of level 1 to level 2, Trading assets	24,302
Transfers to level 1 out of level 2, Trading liabilities	6,628
Transfers out of level 1 to level 2, Trading liabilities	332
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	318
Transfers out of level 1 to level 2, Trading assets	23,632
Transfers to level 1 out of level 2, Trading liabilities	87
Transfers out of level 1 to level 2, Trading liabilities	34
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	209
Transfers out of level 1 to level 2, Trading assets	650
Transfers to level 1 out of level 2, Trading liabilities	100
Transfers out of level 1 to level 2, Trading liabilities	226
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,510
Transfers out of level 1 to level 2, Trading assets	20
Transfers to level 1 out of level 2, Trading liabilities	6,441
Transfers out of level 1 to level 2, Trading liabilities	72